[GRAPHIC]

•	Group Vari-Exceptional Life Plus

[GRAPHIC]

Annual Report

DECEMBER 31, 2003

General Information

Officers of Allmerica Financial Life Insurance and

Annuity Company (AFLIAC) and First Allmerica

Financial Life Insurance Company (FAFLIC)

Mark A. Hug, President and CEO

Edward J. Parry III, Senior Vice President and CFO

J. Kendall Huber, Senior Vice President and General Counsel

John P. Kavanaugh, Vice President and Chief Investment Officer

Mark C. McGivney, Vice President and Treasurer

Charles F. Cronin, Vice President and Secretary

Investment Advisers

Alliance Capital Management, L.P.

1345 Avenue of the Americas, New York, NY 10105

AllianceBernstein Growth and Income Portfolio

Allmerica Financial Investment Management Services, Inc.

440 Lincoln Street, Worcester, MA 01653

Investment Sub-Advisers

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Equity Index Fund

Government Bond Fund

Money Market Fund

Select Investment Grade Income Fund

Bank of Ireland Asset Management (U.S.) Ltd.

26 Fitzwilliam Place, Dublin 2, Ireland

75 Holly Hill Lane, Greenwich, CT 06830

Select International Equity Fund

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, New York, NY 10022

Select Value Opportunity Fund

Goldman Sachs Asset Management, L.P.

32 Old Slip, New York, NY 10005

Core Equity Fund (Co-Sub-Adviser)

Jennison Associates LLC

466 Lexington Avenue, New York, NY 10017

Select Growth Fund (Co-Sub-Adviser)

Putnam Investment Management, LLC

One Post Office Square, Boston, MA 02109

Select Growth Fund (Co-Sub-Adviser)

T. Rowe Price Associates, Inc.

100 East Pratt Street, Baltimore, MD 21202

Select Capital Appreciation Fund

UBS Global Asset Management (Americas) Inc.

One North Wacker Drive, Chicago, IL 60606

Core Equity Fund (Co-Sub-Adviser)

Investment Advisers (continued)

Delaware International Advisers Ltd.

80 Cheapside, London, England EC2V6EE

Delaware VIP International Value Equity Series

Fidelity Management & Research Company

82 Devonshire Street, Boston, MA 02109

Fidelity VIP Asset Manager Portfolio

Fidelity VIP Contrafund Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Index 500 Portfolio

Fidelity VIP Overseas Portfolio

Janus Capital Management LLC

100 Fillmore Street, Denver, CO 80206

Janus Aspen Mid Cap Growth Portfolio

Janus Aspen Worldwide Growth Portfolio

Morgan Stanley Investment Management, Inc.

1221 Avenue of the Americas, NewYork, NY 10020

UIF Technology Portfolio

Pacific Investment Management Company

840 Newport Center Dr., Newport Beach, CA 92660

PVIT Total Return Portfolio II

T. Rowe Price International, Inc.

100 East Pratt Street, Baltimore, MD 21202

T. Rowe Price International Stock Portfolio

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

Product Performance Summary

Group Vari-Exceptional Life Plus (AFLIAC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Group Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Core Equity Fund	4/29/85	5/1/95	26.52%	-1.89%	7.56%	7.59%

AIT Equity Index Fund	9/28/90	5/1/95	26.68%	-1.74%	9.61%	9.69%

AIT Government Bond Fund	8/26/91	5/1/95	0.76%	4.73%	4.89%	5.36%

AIT Money Market Fund	4/29/85	5/1/95	-0.11%	2.71%	3.43%	3.42%

AIT Select Capital Appreciation Fund	4/28/95	5/3/95	38.45%	6.75%	11.88%	11.88%

AIT Select Growth Fund	8/21/92	5/1/95	25.15%	-6.83%	6.20%	6.84%

AIT Select International Equity Fund	5/2/94	5/1/95	26.62%	-1.51%	4.46%	4.84%

AIT Select Investment Grade Income Fund	4/29/85	5/1/95	2.38%	4.72%	5.35%	5.97%

AIT Select Value Opportunity Fund	4/30/93	5/1/95	37.19%	9.17%	10.62%	12.57%

Alliance Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Growth and Income Portfolio	1/14/91	10/2/00	30.99%	4.52%	12.04%	0.39%

Delaware VIP Trust

Delaware VIP International Value Equity Series	10/29/92	7/2/96	42.15%	4.50%	7.17%	6.19%

Fidelity Variable Insurance Products Fund

Fidelity VIP Asset Manager Portfolio	9/6/89	5/1/95	16.91%	1.05%	5.81%	7.17%

Fidelity VIP Contrafund Portfolio	1/3/95	11/2/00	27.05%	2.36%	12.84%	-2.19%

Fidelity VIP Equity-Income Portfolio	10/9/86	5/1/95	29.16%	2.54%	9.84%	9.24%

Fidelity VIP Growth Portfolio	10/9/86	5/1/95	31.66%	-2.21%	8.60%	9.10%

Fidelity VIP High Income Portfolio	9/19/85	5/1/95	26.12%	-1.42%	3.09%	2.88%

Fidelity VIP Index 500 Portfolio	8/27/92	5/25/99	27.26%	-1.72%	9.77%	-2.77%

Fidelity VIP Overseas Portfolio	1/28/87	5/1/95	42.08%	-0.13%	4.20%	4.56%

Janus Aspen Series (Service Shares)

Janus Aspen Mid Cap Growth Portfolio	9/13/93	11/18/03	33.52%	-3.16%	6.99%	4.41%

Janus Aspen Worldwide Growth Portfolio	9/13/93	N/A	22.57%	-1.37%	8.84%	N/A

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

*Returns are net of the maximum mortality and expense risk charge that can be assessed under the policy. Returns do not reflect surrender charges or other monthly charges under the certificate.

Product Performance Summary

Group Vari-Exceptional Life Plus (AFLIAC) continued

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Group Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

PIMCO Variable Insurance Trust

PVIT Total Return Portfolio II	5/28/99	2/19/02	4.07%	N/A	6.72%	5.34%

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio	3/31/94	2/12/96	29.35%	-2.78%	2.65%	1.53%

The Universal Institutional Funds, Inc.

UIF Technology Portfolio	11/30/99	5/31/00	46.45%	N/A	-22.50%	-28.84%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

*Returns are net of the maximum mortality and expense risk charge that can be assessed under the policy. Returns do not reflect surrender charges or other monthly charges under the certificate.

Product Performance Summary

Group Vari-Exceptional Life Plus (FAFLIC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Group Vari-Exceptional Life Plus sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Core Equity Fund	4/29/85	11/13/96	26.52%	-1.89%	7.56%	4.30%

AIT Equity Index Fund	9/28/90	11/13/96	26.68%	-1.74%	9.61%	6.32%

AIT Government Bond Fund	8/26/91	11/13/96	0.76%	4.73%	4.89%	5.14%

AIT Money Market Fund	4/29/85	11/13/96	-0.11%	2.71%	3.43%	3.19%

AIT Select Capital Appreciation Fund	4/28/95	11/13/96	38.45%	6.75%	11.88%	7.99%

AIT Select Growth Fund	8/21/92	11/13/96	25.15%	-6.83%	6.20%	3.10%

AIT Select International Equity Fund	5/2/94	11/13/96	26.62%	-1.51%	4.46%	2.29%

AIT Select Investment Grade Income Fund	4/29/85	11/13/96	2.38%	4.72%	5.35%	5.46%

AIT Select Value Opportunity Fund	4/30/93	11/13/96	37.19%	9.17%	10.62%	11.13%

Delaware VIP Trust

Delaware VIP International Value Equity Series	10/29/92	11/13/96	42.15%	4.50%	7.17%	5.76%

Fidelity Variable Insurance Products Fund

Fidelity VIP Asset Manager Portfolio	9/6/89	11/13/96	16.91%	1.05%	5.81%	5.37%

Fidelity VIP Equity-Income Portfolio	10/9/86	11/13/96	29.16%	2.54%	9.84%	6.94%

Fidelity VIP Growth Portfolio	10/9/86	11/13/96	31.66%	-2.21%	8.60%	5.84%

Fidelity VIP High Income Portfolio	9/19/85	11/13/96	26.12%	-1.42%	3.09%	0.66%

Fidelity VIP Index 500 Portfolio	8/27/92	N/A	27.26%	-1.72%	9.77%	N/A

Fidelity VIP Overseas Portfolio	1/28/87	11/13/96	42.08%	-0.13%	4.20%	3.27%

Janus Aspen Series (Service Shares)

Janus Aspen Mid Cap Growth Portfolio	9/13/93	N/A	33.52%	-3.16%	6.99%	N/A

PIMCO Variable Insurance Trust

PVIT Total Return Portfolio II	5/28/99	N/A	4.07%	N/A	6.72%	N/A

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio	3/31/94	3/10/00	29.35%	-2.78%	2.65%	-10.91%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

*Returns are net of the maximum mortality and expense risk charge that can be assessed under the policy. Returns do not reflect surrender charges or other monthly charges under the certificate.

Variable Life Insurance Product Information

Group Vari-Exceptional Life Plus

Product Description

These policies are individual flexible premium variable life insurance policies offered to eligible applicants who are members of a non-qualified benefit plan having a minimum of five or more members, depending on the group, and are age 80 years old or under. The Certificate is variable because the Certificate Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule

The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Certificate Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

Cash Value Access

Certificate Owners may access certificate cash values through loans or withdrawals. Loans and withdrawals will reduce the Certificate Value and Death Benefit.

General Account Information

The Company bears full investment risk for amounts allocated to the General Account and guarantees that interest credited will not be less than an annual rate of 4.0%. The Company, at its sole discretion, may credit a higher rate of interest although it is not obligated to credit interest in excess of the guaranteed minimum rate. The excess rate, if any, in effect on the date a premium is received is guaranteed on that premium for one year unless the Certificate Value associated with the premium becomes security for a Certificate Loan. General Account guarantees are based on the claims-paying ability of the issuer.

Death Benefit

The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the certificate is in effect. The Death Benefit is at least the Surrender Value of the Certificate after the final premium payment date.

Charges and Fees

The following is a brief description of the Charges and Fees associated with the policies. These charges vary by product version but will not exceed maximums listed below. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: The certificate provides for a contingent deferred sales and administrative charge varying by product version which will be deducted upon full surrender of the certificate or a decrease in the face amount. The maximum surrender charge remains level for 24 months, reduces uniformly each month for the balance of the surrender charge period and is 0 thereafter. A separate surrender charge may be calculated for each face amount increase.

Partial Withdrawal Charge: In addition to Surrender Charges, if applicable, an additional processing charge, which is the smaller of 2.0% of the withdrawal amount or $25, will be assessed on each partial withdrawal.

Transfer Charge: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Face Amount Increase Charge: For each increase in face amount, a transaction charge equal to the greater of $2.50 per $1,000 of the increase or decrease to a maximum of $40 will be assessed.

Premium Expense Charge: Current charges vary by product version, guaranteed not to exceed 10%.

Monthly Administration Charge: A monthly charge is assessed against the certificate to cover administration. The current charge varies by product version, guaranteed not to exceed $10.

Monthly Mortality and Expense Risk Charge: Current charges vary by product version up to a guaranteed effective annual rate of 0.90%.

Allocation Change Charge: A charge may be assessed, not to exceed $25, for changing net premium allocation instructions.

Monthly Cost of Insurance: Current charges vary by month depending on age, face amount and other certificate variables.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

If you would like to request additional copies of this report, please call 1-800-533-7881.

Group Vari-Exceptional Life Plus is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY)

and offered by VeraVest Investments, Inc., member NASD/SIPC.

[GRAPHIC]

THE ALLMERICA FINANCIAL COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Opus Investment Management, Inc. • AMGRO, Inc. • Financial Profiles, Inc.

First Allmerica Financial Life Insurance Company • Allmerica Financial Life Insurance and Annuity Company (all states except NY)

440 Lincoln Street, Worcester, Massachusetts 01653

AFSGRVELANN (12/03)